Condensed financial information of the parent company (Details 2)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (37,868,800)	¥ (268,213,340)	¥ (46,837,508)	¥ 55,275,851
Adjustments to reconcile net income to cash used in operating activities:
Stock compensation expense	16,888,816	119,618,420
Change in fair value of warrant liability			832,355
Net cash used in operating activities	(6,411,681)	(45,412,006)	13,151,930	98,530,180
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by investing activities	(2,360,262)	(16,717,029)	18,590,629	(41,830,676)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by financing activities	10,808,466	76,553,117	(16,296,787)	(25,079,283)
EFFECT OF EXCHANGE RATE ON CASH	716,861	5,077,311	9,896,303	(1,394,150)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	42,033,500	297,710,673	272,368,597	242,142,526
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	44,786,884	317,212,066	297,710,673	272,368,597
Cash and cash equivalents	44,786,884	317,212,066	297,710,673
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	(23,586,824)	(167,058,392)	(46,837,506)	55,275,852
Adjustments to reconcile net income to cash used in operating activities:
Stock compensation expense	16,577,808	117,415,639
Change in fair value of warrant liability			(832,354)
Equity (income) loss of subsidiaries and VIEs	6,807,864	48,218,056	46,823,832	55,275,852
Intercompany	145,395	1,029,786	(138,122,488)
Net cash used in operating activities	(55,757)	(394,911)	(138,968,516)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received from recapitalization	199,087	1,410,076	143,898,080
Net cash provided by investing activities	199,087	1,410,076	143,898,080
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by financing activities
EFFECT OF EXCHANGE RATE ON CASH	(143,602)	(1,017,059)
CHANGES IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	272	1,894	1,894
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	272	1,894
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year			1,894
Cash and cash equivalents			1,894
Restricted cash
Total cash, cash equivalents and restricted cash shown in the parent company statements of cash flows			¥ 1,894